Consolidated Statements of Operations and Comprehensive Loss ¥ in Millions		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Income Statement [Abstract]
REVENUES		$ 539,474	$ 521,241	$ 895,978
COST OF REVENUES		(359,509)	(179,648)	(352,676)
GROSS PROFIT		179,965	341,593	543,302
OPERATING EXPENSES
Selling expenses		(130,792)	(94,481)	(225,926)
General and administrative expenses		(2,746,298)	(496,006)	(589,372)
Research and development expenses		(158,190)	(1,139,922)	(2,152,602)
Total operating expenses		(3,035,280)	(1,730,409)	(2,967,900)
NET LOSS FROM OPERATIONS		(2,855,315)	(1,388,816)	(2,424,598)
OTHER (EXPENSE) INCOME
Other income		539	134,802	99,053
Other expense		(24,271)	(21,435)	(17,693)
Loss from investments		(2,736,514)
Issuance costs allocated to warrant liabilities		(876,282)
Loss on issuance of warrant liabilities		(5,802,241)
Change in fair value of warrant liabilities		2,647,942
Total other (expense) income, net		(6,790,827)	113,367	81,360
NET LOSS BEFORE TAXES		(9,646,142)	(1,275,449)	(2,343,238)
Income tax expense			(5,212)
NET LOSS		(9,646,142)	(1,280,661)	(2,343,238)
Accretion to redeemable preferred equity				(326,837)
Net loss attributable to ordinary shareholders		(9,646,142)	(1,280,661)	(2,670,075)
NET LOSS		(9,646,142)	(1,280,661)	(2,343,238)
Other comprehensive income (loss)
Foreign currency translation income (loss)		71,479	(72,056)	(212,292)
TOTAL COMPREHENSIVE LOSS		$ (9,574,663)	$ (1,352,717)	$ (2,555,530)
Basic loss per share | $ / shares	[1]	$ (1.04)	$ (0.14)	$ (0.29)
Diluted loss per share | $ / shares	[1]	$ (1.04)	$ (0.14)	$ (0.29)
Weighted average number of ordinary shares outstanding - basic | shares	[1],[2]	9,311,589	9,224,116	9,224,116
Weighted average number of ordinary shares outstanding - diluted | shares	[1],[2]	9,311,589	9,224,116	9,224,116

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 80-for-1 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025.
[2]	Giving retroactive effect to the issuance of ordinary shares effected on April 21, 2023.